9. Income and Social Contribution Taxes (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes Details Narrative
Tax loss carryforwards related to income tax	R$ 598,183	R$ 236,956